Stock Based Compensation, Summary of Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Summary of Options Activity, Options Outstanding [Roll Forward]
Balance, beginning of period (in shares)	22,187	41,190
Exercised (in shares)	0	(19,003)
Authorized (in shares)	0	0
Forfeited (in shares)	0	0
Granted (in shares)	0	0
Expired (in shares)	0	0
Balance, end of period (in shares)	22,187	22,187
Summary of Options Activity, Weighted Average Exercise Price [Roll Forward]
Balance, beginning of period (in dollars per share)	$ 12.06	$ 12.06
Exercised (in dollars per share)	0	12.06
Authorized (in dollars per share)	0	0
Forfeited (in dollars per share)	0	0
Granted (in dollars per share)	0	0
Expired (in dollars per share)	0	0
Balance, end of period (in dollars per share)	$ 12.06	$ 12.06